Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HANSBERGER INTERNATIONAL SERIES
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	his_SupplementTextBlock

Supplement dated June 6, 2014

supplementing the Prospectus (the “Prospectus”)

dated May 1, 2014,

as may be revised or supplemented from time to time

of Hansberger International Series

INTERNATIONAL GROWTH FUND

Supplement dated June 6, 2014 to the International Growth Fund’s Prospectus May 1, 2014, as

may be revised and supplemented from time to time.

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

The “Average Annual Total Returns Table” within the “Risk/Return Bar Chart and Table” section of the “Fund Summary” is amended as follows:

The average annual total return for the 10 year period ended December 31, 2013 for the Advisor Class shares (return before taxes) should be 6.24% instead of 6.27%.

International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	his_SupplementTextBlock

Supplement dated June 6, 2014

supplementing the Prospectus (the “Prospectus”)

dated May 1, 2014,

as may be revised or supplemented from time to time

of Hansberger International Series

INTERNATIONAL GROWTH FUND

Supplement dated June 6, 2014 to the International Growth Fund’s Prospectus May 1, 2014, as

may be revised and supplemented from time to time.

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

The “Average Annual Total Returns Table” within the “Risk/Return Bar Chart and Table” section of the “Fund Summary” is amended as follows:

The average annual total return for the 10 year period ended December 31, 2013 for the Advisor Class shares (return before taxes) should be 6.24% instead of 6.27%.

International Growth Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Past 10 Years	rr_AverageAnnualReturnYear10	6.24%